Accrued Expenses - Related Party (Details Narrative) (10-K) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Accounts payable	$ 517,278	$ 556,653	$ 524,273
Accrued salaries and payroll taxes payable	226,588	237,404	330,717
Related Party [Member]
Accrued expenses, related party	$ 21,270	252,607	576,393
Accounts payable		38,954	89,186
Accrued salaries and payroll taxes payable		$ 213,653	$ 487,207